Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (189,179)	$ (882,682)	$ (2,104,029)	$ (1,539,203)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	54,473	70,973	324,551	235,284
Loss on disposal of assets			65,738
Stock and options issued for services	497,122	129,444	815,014	384,126
Stock-based compensation			87,375	175,175
Changes in:
Accounts receivable	(414,508)	253,074	(305,465)	514,514
Accounts receivable related party			(65,029)	(727,460)
Prepaid expenses	64,015	(67,761)	(174,608)	(10,197)
Accounts payable	(323,419)	161,228	88,075	(205,977)
Revenue share payable	(279,328)	(673,730)	(1,317,923)	177,254
Revenue share payable - related party			320,212	89,655
Accrued expenses	(404,291)	(230,975)	665,679	281,285
Deferred revenue	207,727	943,193	120,579	159,579
NET CASH USED IN OPERATING ACTIVITIES	(787,388)	(297,236)	(1,479,831)	(465,965)
CASH FLOWS FROM INVESTING ACTIVITIES:
Equipment	(3,803)	(16,146)	(42,243)	(178,434)
Development costs	(32,763)
Patent rights				(7,268)
Intangible Assets				(163,836)
NET CASH USED IN INVESTING ACTIVITIES	(36,566)	(16,146)	(42,243)	(349,538)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock				449,500
Redemption of common stock			(390,000)	(806,915)
NET CASH USED IN FINANCING ACTIVITIES			(390,000)	(357,415)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(823,954)	(313,382)	(1,912,074)	(1,172,918)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	5,122,573	7,034,647	7,034,647	8,207,565
CASH AND CASH EQUIVALENTS - END OF PERIOD	4,298,619	6,721,265	5,122,573	7,034,647
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for income taxes
Non-cash issuance of shares to WPP	$ 447,000